COMMON STOCK AND STOCK INCENTIVE PLANS - Significant Ranges of Outstanding and Exercisable Stock Options (Details)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Options exercisable and vested and expected to vest at the end of the period
Number of options exercisable (in shares) | shares	44,371
Weighted-average exercise price per share of options exercisable (in dollars per share)	$ 2.36
Number of options vested and expected to vest (in shares) | shares	244,321
Weighted-average exercise price per share of options vested and expected to vest (in dollars per share)	$ 2.26
Exercise Price Range from Dollars 2.24 to 2.24
Exercise Price Range
Exercise price, low end of range (in dollars per share)	2.24
Exercise price, high end of range (in dollars per share)	$ 2.24
Stock Options Outstanding
Number of shares outstanding (in shares) | shares	241,600
Weighted-average remaining contractual life	5 years 29 days
Weighted-average exercise price per share (in dollars per share)	$ 2.24
Stock Options Exercisable
Number of shares Exercisable (in shares) | shares	41,650
Weighted-average exercise price per share (in dollars per share)	$ 2.24
Exercise Price Range from Dollars 4.17 to 4.17
Exercise Price Range
Exercise price, low end of range (in dollars per share)	4.17
Exercise price, high end of range (in dollars per share)	$ 4.17
Stock Options Outstanding
Number of shares outstanding (in shares) | shares	2,721
Weighted-average remaining contractual life	8 months 1 day
Weighted-average exercise price per share (in dollars per share)	$ 4.17
Stock Options Exercisable
Number of shares Exercisable (in shares) | shares	2,721
Weighted-average exercise price per share (in dollars per share)	$ 4.17
Exercise Price Range From Dollars 2.24 To 4.17
Exercise Price Range
Exercise price, low end of range (in dollars per share)	2.24
Exercise price, high end of range (in dollars per share)	$ 4.17
Stock Options Outstanding
Number of shares outstanding (in shares) | shares	244,321
Weighted-average remaining contractual life	5 years 11 days
Weighted-average exercise price per share (in dollars per share)	$ 2.26
Stock Options Exercisable
Number of shares Exercisable (in shares) | shares	44,371
Weighted-average exercise price per share (in dollars per share)	$ 2.36